SUBSEQUENT EVENTS (Details Textual) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 23, 2023	Jul. 20, 2022	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock, maximum aggregate gross proceeds			$ 100.0
Number of shares issued in ATM program (in shares)				11,869,145	4,225,000
Shares issued, price per share (in dollars per share)				$ 9.8	$ 16.24
Gross proceeds from issuing shares				$ 116.3	$ 68.6
At-the-Market Distributions ("ATM") Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock, maximum aggregate gross proceeds		$ 100.0
Number of shares issued in ATM program (in shares)		1,719,634
Shares issued, price per share (in dollars per share)		$ 8.76
Gross proceeds from issuing shares		$ 15.0
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared	$ 0.0054